Stockholders' Equity and Stock-based Compensation (Details) - Schedule of reserved shares of Class A common stock for issuance for the following purposes - shares	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of reserved shares of Class A common stock for issuance for the following purposes [Line Items]
Total	177,853,818	281,048,112
Series Seed preferred stock [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of reserved shares of Class A common stock for issuance for the following purposes [Line Items]
Total	28,538,853	42,298,151
Series Seed-1 preferred stock [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of reserved shares of Class A common stock for issuance for the following purposes [Line Items]
Total	3,563,412	3,563,412
Series Seed-2 preferred stock [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of reserved shares of Class A common stock for issuance for the following purposes [Line Items]
Total	4,751,218	4,751,218
Series A preferred stock [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of reserved shares of Class A common stock for issuance for the following purposes [Line Items]
Total	61,962,132	61,962,132
Series A-1 preferred stock [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of reserved shares of Class A common stock for issuance for the following purposes [Line Items]
Total		32,301,028
FF preferred common stock [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of reserved shares of Class A common stock for issuance for the following purposes [Line Items]
Total		20,000,000
Class B common stock [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of reserved shares of Class A common stock for issuance for the following purposes [Line Items]
Total		70,000,000
Options outstanding under stock incentive plan [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of reserved shares of Class A common stock for issuance for the following purposes [Line Items]
Total	21,060,965	29,358,286
Options outstanding outside of stock incentive plan [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of reserved shares of Class A common stock for issuance for the following purposes [Line Items]
Total	545,454	545,454
Option available for grant under stock incentive plan [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of reserved shares of Class A common stock for issuance for the following purposes [Line Items]
Total	21,284,453	14,243,904
Common stock warrants [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of reserved shares of Class A common stock for issuance for the following purposes [Line Items]
Total	1,250,000	1,250,000
Preferred stock warrants [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of reserved shares of Class A common stock for issuance for the following purposes [Line Items]
Total	2,596,303	774,527